Restricted Bank Deposits and Short-term Bank Deposits - Summary of Restricted Bank Deposits and Short-term Bank Deposits (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Restricted bank deposits	¥ 16	¥ 51